Stock Awards (Details 4) (2002 Plan, Restricted shares, USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
2002 Plan | Restricted shares
Number of Options
Outstanding at the beginning of the period (in shares)	15,564	46,692
Vested (in shares)	(15,564)	(31,128)
Outstanding at the beginning of the period (in shares)		15,564
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.98	$ 0.98
Vested (in dollars per share)	$ 0.98	$ 0.98
Outstanding at the end of the period (in dollars per share)		$ 0.98